Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about finance income expense [line items]
Contractual interest on ﬁnancial assets	kr 1,897	kr 717	kr 360
Financial income	2,145	778	691
Net revaluation gains and losses on financial assets	64	(146)	10
Net interest on pension liabilities	(517)	(361)	(262)
Financial expenses	(4,118)	(1,930)	(1,674)
Net revaluation gains and losses on financial liabilities	(134)	379	67
Net foreign exchange gains/losses	(1,020)	(1,259)	(1,547)
Financial income and expenses, net	(2,993)	(2,411)	(2,530)
Financial instruments at fair value through profit or loss	885	(2,552)	(534)
Financial liabilities designated at fair value through profit or loss	(1,100)	2,847	404
Financial assets at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	403	251	148
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(2,282)	(972)	(525)
Contractual interest on financial liabilities at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(501)	(128)	(41)
Lease interest expense [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(464)	(464)	(426)
Other financial expenses [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	184	207	321
Financial expenses	kr (721)	kr (512)	kr (528)